Restatement of comparatives - Schedule of material restatement of financial position (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill	$ 17,269	$ 19,139	$ 21,008	$ 21,008
Current contingent consideration	(750)	(759)	(791)
Non-Current contingent consideration		(8,209)	(10,303)
Contingent Consideration	(6,871)	(8,968)	(11,094)	(11,094)
Net Assets		18,274	37,853
Accumulated losses		(68,617)	(44,203)
Total equity		18,274	37,853
Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		20,050		22,002
Current contingent consideration		(759)		(3,164)
Non-Current contingent consideration		(8,756)		(8,926)
Contingent Consideration		(9,515)		(12,091)
Net Assets		18,638		37,851
Accumulated losses		(68,253)		(44,205)
Total equity		18,638		37,851
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		(911)		(994)
Current contingent consideration				2,373
Non-Current contingent consideration		547		(1,377)
Contingent Consideration		547		997
Net Assets		(364)		2
Accumulated losses		(364)		2
Total equity		(364)		2
EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill	$ 8,112	8,897		9,682
Gross carrying amount [member] | EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		26,221	26,221
Gross carrying amount [member] | EVT801 Licensing Agreement [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		27,266		27,265
Gross carrying amount [member] | EVT801 Licensing Agreement [Member] | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		(1,045)		(1,044)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		(7,082)	$ (5,213)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member] | Previously stated [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		(7,216)		(5,263)
Accumulated amortisation [member] | EVT801 Licensing Agreement [Member] | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of Detailed Information about Material Restatement of Balance Sheet [Line Items]
Intangible assets other than goodwill		$ 134		$ 50